RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended			24 Months Ended
	Oct. 01, 2025	Jan. 31, 2026	Sep. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2024	Apr. 30, 2026	Dec. 31, 2023
Related Party Transaction [Line Items]
Professional fees				$ 533,434	$ 449,745		$ 855,661	$ 874,417
Financial consulting fees				33,869	74,995		67,480	164,040
Total Revenues				937,177	1,397,275		2,121,793	3,189,800	$ 5,980,847	$ 10,200,957
Other non operating income					533,688			1,217,586	1,217,586	1,779,528
Travel expenses				17,003	24,244		46,741	50,043
Accounts receivable				268		$ 54,302	268		427	54,302		$ 54,302
Provision for credit losses				0			0		0
Reversal for credit losses										1,262,146
Interest Expense										18,999
Intelligent Information Service - related party									5,980,847	10,200,957
AI Service Sharing [Member]
Related Party Transaction [Line Items]
Total Revenues				27,130			59,790
Intelligent Information Service [Member]
Related Party Transaction [Line Items]
Total Revenues				152,719			310,101
Revenue Share Related Party [Member]
Related Party Transaction [Line Items]
Intelligent Information Service - related party									2,895,956	2,754,788
Intelligent Information Service Related Party [Member]
Related Party Transaction [Line Items]
Intelligent Information Service - related party									222,661
Consulting Agreement [Member]
Related Party Transaction [Line Items]
Professional fees				15,000	15,000		30,000	30,000
Senslab Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Assets purchase							1,056,527		186,005	6,347,602
Accounts payable						6,258,235				6,258,235		6,258,235
Prepayment balance
Other receivable				42,083			42,083		26,406
Outstanding balance due
Prepayment balance
Note receivable
Senslab Technology Co Ltd [Member] | Product [Member]
Related Party Transaction [Line Items]
Total Revenues				(92,490)	(836,639)		(233,292)	(1,746,262)
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable				1,795		8,543,243	1,795			8,543,243		8,543,243
Prepayment balance				36,844			36,844		66,845
Other receivable				216,960		1,959,842	216,960		475,909	1,959,842		1,959,842
Outstanding balance due				3,251,050		190,168	3,251,050		2,065,890	190,168		190,168
Prepayment balance						126,965			66,844	126,965		126,965
Note receivable						15,862				15,862		15,862
Related Party [Member] | Revenue Share [Member]
Related Party Transaction [Line Items]
Total Revenues				774,087	501,307		1,720,137	1,071,895	3,118,617	2,754,788
Related Party [Member] | Revenue Shares [Member]
Related Party Transaction [Line Items]
Total Revenues				594,238			1,350,246
Related Party [Member] | Product [Member]
Related Party Transaction [Line Items]
Total Revenues				5,143	146,655		141,691	146,789	515,756	6,270
Ants Technology Limited [Member]
Related Party Transaction [Line Items]
Accounts payable				1,795			1,795
Paid consulting service fees							5,000		5,000
Financial consulting fees				15,000	15,000		30,000	30,000	60,000
Prepayment balance				36,844			36,844		66,845
Other receivable				4,872		1,790,009	4,872		4,872	1,790,009		1,790,009		$ 1,768,473
Outstanding balance due
Percent of accounts payable				0.00%			0.00%
Payment for assets											$ 359,192
Prepayment balance						126,965			$ 66,844	126,965		126,965
Provision for credit losses														$ 1,262,146
Reversal for credit losses						1,262,146				(1,262,146)
Interest Expense
Note receivable
Ants Technology Limited [Member] | AMCV Company Limited [Member]
Related Party Transaction [Line Items]
Accounts payable				$ 1,799			$ 1,799
Ants Technology Limited [Member] | Loan Agreement [Member]
Related Party Transaction [Line Items]
Unsecured loan borrow												1,200,000
Kami Vision Incorporated [Member]
Related Party Transaction [Line Items]
Accounts payable
Paid consulting service fees				33,869	74,996		67,480	149,482	234,911	334,317
Prepayment balance
Other receivable						169,833				169,833		169,833
Annual subsidy				2,000,000.0		2,000,000	2,000,000.0			2,000,000		2,000,000
Other non operating income					$ 533,688			$ 1,217,586	1,217,586	1,779,528
Outstanding balance due				2,744,091		190,168	2,744,091		1,632,002	190,168		190,168
Prepayment balance
Stock subscribed					228,571			228,571
Stock subscribed value					$ 5,000,000			$ 5,000,000
PIPE financing proceeds received in advance			$ 4,000,000						$ 5,500,000
Note receivable
Kami Vision Incorporated [Member] | PIPE Warrants [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares, acquisitions									1,540,000
Kami Vision Incorporated [Member] | AI Service Sharing [Member]
Related Party Transaction [Line Items]
Revenue sharing ratio	30.00%	30.00%
Total Revenues				27,130			59,790
Kami Vision Incorporated [Member] | Revenue Share [Member]
Related Party Transaction [Line Items]
Total Revenues				774,087	501,307		1,720,137	1,071,895	$ 3,118,617	2,754,788
Kami Vision Incorporated [Member] | Revenue Shares [Member]
Related Party Transaction [Line Items]
Total Revenues				594,238	501,307		1,350,246	1,071,895
Kami Vision Incorporated [Member] | Intelligent Information Service [Member]
Related Party Transaction [Line Items]
Total Revenues				152,719			310,101
Kami Vision Incorporated [Member] | Product [Member]
Related Party Transaction [Line Items]
Total Revenues								134	3,833	6,270
Kamis Vision Incorporated [Member] | Intelligent Information Service [Member]
Related Party Transaction [Line Items]
Total Revenues				152,719			310,101
Kami [Member] | AI Service Sharing [Member]
Related Party Transaction [Line Items]
Total Revenues				774,087	501,307		1,720,137	1,071,895
Sean da [Member]
Related Party Transaction [Line Items]
Accounts payable
Prepayment balance
Other receivable				165,862			165,862		440,596
Other receivable									440,596
Travel expenses				16,378	25,800		38,114	25,800	91,665
Outstanding balance due
Prepayment balance
Total receivable amount				165,862		15,862	165,862		440,596	15,862		15,862
Note receivable						15,862				15,862		15,862
Sean da [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Other receivable													$ 440,596
ZK Cam Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable
Prepayment balance
Other receivable
Outstanding balance due				505,775		(0)	505,775		433,888	(0)		(0)
Prepayment balance
ZK Cam Co Ltd [Member] | Product [Member]
Related Party Transaction [Line Items]
Total Revenues				5,143	146,655		140,507	146,655	511,922
ZK Cam [Member] | Product [Member]
Related Party Transaction [Line Items]
Total Revenues				7,358	277,386
Shanghai Xiaoyun Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable
Other receivable				4,143			4,143		4,035
Outstanding balance due				517			517
Accounts receivable				517			517
Total receivable amount				4,660			4,660		4,035
Shanghai Xiaoyun Technology Co Ltd [Member] | Product [Member]
Related Party Transaction [Line Items]
Total Revenues							517
Kunshan Yishijue Technology Limited [Member]
Related Party Transaction [Line Items]
Accounts payable
Prepayment balance
Other receivable
Outstanding balance due				667			667
Accounts receivable				667			667
Other payable				1,787			1,787
Kunshan Yishijue Technology Limited [Member] | Product [Member]
Related Party Transaction [Line Items]
Total Revenues							667
Senslab HK Limited [Member]
Related Party Transaction [Line Items]
Assets purchase									0	539,068
Accounts payable						2,285,008				2,285,008		2,285,008
Prepayment balance
Other receivable
Outstanding balance due
Prepayment balance
Note receivable
Senslab HK Limited and Senslab Technology Co [Member]
Related Party Transaction [Line Items]
Accounts payable						$ 8,543,243				$ 8,543,243		$ 8,543,243
Percent of accounts payable						89.00%				89.00%		89.00%
Senslab Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Ownership percentage				38.00%			38.00%		38.00%
Senslab HK Limited [Member]
Related Party Transaction [Line Items]
Ownership percentage				100.00%			100.00%		100.00%
Ants Technology Limited [Member]
Related Party Transaction [Line Items]
Ownership percentage				95.00%			95.00%		95.00%
Kami Vision Incorporated [Member]
Related Party Transaction [Line Items]
Ownership percentage				80.00%			80.00%		80.00%